Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Details) (JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2012 D		Mar. 31, 2011 D
Guarantor Obligations [Line Items]
Minimum days of accruing loans contractually past due	90		90
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 166,657		¥ 163,529
Standby Letters Of Credit, Financial And Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,591		5,805
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,329		5,503
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	227	[1]	264	[1]
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	13	[2]	15	[2]
Standby Letters Of Credit, Financial And Performance Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	22		23
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,502		3,592
Standby Letters Of Credit And Financial Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,297		3,356
Standby Letters Of Credit And Financial Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	185	[1]	215	[1]
Standby Letters Of Credit And Financial Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	12	[2]	13	[2]
Standby Letters Of Credit And Financial Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	8		8
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,089		2,213
Performance Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	2,032		2,147
Performance Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	42	[1]	49	[1]
Performance Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1	[2]	2	[2]
Performance Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 14		¥ 15

[1]	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.